MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Disclosure For Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES [Text Block]
NOTE 3 -	MATERIAL ACCOUNTING POLICIES

The following material accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

A.	Consolidated financial statements

The consolidated financial statements comprise of the financial statements of companies controlled by the Company. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and its subsidiaries are prepared on the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are fully eliminated in the consolidated financial statements.

As of December 31, 2024 and 2023, major subsidiaries over which the Company has control, directly or indirectly, include:

	Percentage ownership
Subsidiaries	2024	2023

I.M.C. Holdings Ltd.	100%	100%
Focus Medical Herbs Ltd. (*)	74%	74%
I.M.C. Farms Israel Ltd. (****)	100%	100%
Oranim Plus Pharm Ltd. (**)	51%	51%
Oranim Pharm (**)	100%	100%
IM Cannabis Holding NL B.V (***)	100%	100%
Adjupharm GmbH	90.02%	90.02%
I.M.C. Pharma Ltd.	100%	100%
I.M.C.C. Medical Herbs Ltd. (*****)	100%	100%
R.A. Yarok Pharm Ltd.	100%	100%
Rosen High Way Ltd.	100%	100%
Revoly Trading and Marketing Ltd.	51%	51%

(*)
IMC Holdings held an option to acquire from main shareholders of the company  an ownership which represents a rate of 74% of the voting rights in Focus (the “Option”). According to accounting criteria in IFRS 10, IMC Holdings is viewed as effectively exercising control over Focus, and thus the financial results of Focus were consolidated with those of the Group. On February 26, 2024, the Option was fully exercised and the Company holds 74% of the voting rights in Focus. In September 2024, the Board approved the purchasing of the remaining 26% of the voting rights in Focus from Ewave, pending all necessary organizational and regulatory approvals.

(**)	Was deconsolidated effective April 15, 2024 (see also Note 19F below).

(***)	Inactive entity.

(****)	On January 8, 2025, the Israeli Companies Registrar approved the liquidation status which shall be completed 100 days from the approval date.

(*****)	On January 13, 2025, the Israeli Companies Registrar approved the liquidation status which shall be completed 100 days from the approval date.

B.	Business combinations and goodwill

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred at the acquisition date. In each business combination, the Company chooses whether to measure the non-controlling interest in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree's net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IFRS 9. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

C.	Cash

Cash is considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group's cash management

D.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Cost of inventories is determined as follows:

◾	Raw materials - at cost of purchase using the "first-in, first-out" method.

◾	Work in progress and finished goods - on the basis of average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

◾	Purchased merchandise and products - using the weighted average cost method or using the "first-in, first-out" method.

E.	Revenue recognition

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Group evaluates whether it is a principal or an agent in the arrangement. The Group is a principal when the Group controls the promised goods or services before transferring them to the customer. In these circumstances, the Group recognizes revenue for the gross amount of consideration. When the Group is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Revenue from the sale of goods

Revenue from the sale of cannabis products is generally recognized when control over the goods has been transferred to the customer. Payment is typically due prior to or upon delivery. The Group satisfies its performance obligation and transfers control upon delivery.

Bill-and-hold arrangements

Due to strict regulations of security, storage and handling large quantities of cannabis products, the Group's customers may request the Group to retain physical possession of a sold product until it is delivered to the customer at a future point in time. Revenue from bill-and-hold sales is recognized before the product is physically delivered to the customer when all of the following criteria are met:

◾	The reason for the bill-and-hold arrangement is substantive (for example, the customer has requested the arrangement);

◾	The product is identified separately as belonging to the customer;

◾	The product currently is ready for physical delivery to the customer;

◾	The Group does not have the ability to use the product by selling it or delivering it to another customer.

F.	Taxes on income

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

Deferred taxes

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been considered in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been considered in computing deferred taxes since the distribution of dividends does not involve an additional tax liability or since it is the Company's policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability, and the deferred taxes relate to the same taxpayer and the same taxation authority.

G.	Non-current assets or disposal group held for sale and discontinued operations

Non-current assets or a disposal group are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the assets must be available for immediate sale in their present condition, the Company must be committed to a sale plan, there must be a program to locate a buyer, and it is highly probable that a sale will be completed within one year from the date of classification.

Before these assets are classified as available for sale, they are measured in accordance with the Group's accounting policy. After classification as held for sale, these assets are measured at the lower of their carrying amount and fair value less costs to sell and presented separately in the statement of financial position. From the date of their initial classification, these assets are not depreciated.

The Company recognizes an impairment loss in respect of an asset or group of assets in accordance with IAS 36. An impairment loss and subsequent remeasurement gains or losses are recorded in profit or loss. Gains are recognized up to the cumulative amount of the previously recognized impairment loss.

Other comprehensive income (loss) in respect of an assets or a group of non-current assets that are classified as held for sale is presented separately in equity.

When the Company no longer plans to sell an asset in a sale transaction, it ceases the classification of the asset as held for sale and measures it at the lower of its carrying amount had it not been classified as held for sale or the recoverable amount of the asset on the date of the decision not to sell the asset.

When the Company is committed to a sale plan that results in loss of control over a subsidiary, the subsidiary's entire assets and liabilities are classified as held for sale, regardless of whether the Company will retain any non-controlling interests in the subsidiary.

A discontinued operation is a component of the Company that represents a separate major line of business operation or geographical area of operations that either has been disposed of or is classified as held for sale. The operating results relating to the discontinued operation (including comparative data) are presented separately in the statement of profit or loss, net of the tax effect.

H.	Post-employment benefits

According to the labor laws and Severance Pay Law in Israel, the Israeli entities are required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 to the Severance Pay Law, as specified below. The Israeli entities’ liability is accounted for as a post-employment benefit only for employees not under section 14. The computation of the Israeli entities’ employee benefit liability is made in accordance with a valid employment contract or a collective employees agreement based on the employee's salary and employment term which establish the entitlement to receive the compensation.

As of December 31, 2024, all employees in Israel are under section 14.

Expenses for defined deposit plans were in immaterial amounts during the reported periods.

I.	Leases

The Group accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

For leases in which the Group is the lessee, the Group recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Group has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Group has elected to apply the practical expedient in the standard and does not separate the lease components from the non-lease components included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease if that rate can be readily determined or otherwise using the Group's incremental borrowing rate. After the commencement date, the Group measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured by applying the cost model and amortized over the shorter of its useful life and the lease term. The amortization periods are up to 5.5 years for premises and 3 years for vehicles.

Lease extension and termination options

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Group remeasures the lease liability based on the revised lease term using a revised discount rate as of the change date of expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

J.	Property, plant and equipment, net

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment.

A part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately using the component method.

Depreciation of property, plant and equipment is dependent upon estimates of useful lives and residual values which are determined through the exercise of judgement and calculated on a straight-line basis over the useful lives of the assets at annual rates as follows:

%

Building	3-6
Equipment and furniture	7-25
Vehicles	33
Computer, software and equipment	20 - 33
Leasehold improvements	(*)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end, and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

K.	Intangible assets, net

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least each year's end.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the Cash-Generating Unit (the “CGU”) level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Amortization is calculated on a straight-line basis over the useful life of the assets as follows:

Years

Cultivations and processing licenses	(*)
Customer relationships	5 - 8
Trade name	9

(*)	The licenses consist of GMP and GDP licenses in Germany which have determined to have an indefinite useful life.

L.	Impairment of non-financial assets

The Group evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the CGU to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing the impairment of these specific assets:

Goodwill in respect of subsidiaries

The Group reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the CGU (or group of CGUs) to which the goodwill has been allocated. The Company identified the operations of Israel, Canada and Germany as three separate CGUs.

An impairment loss is recognized if the recoverable amount of the CGU (or group of CGUs) to which goodwill has been allocated is less than the carrying amount of the CGU (or group of CGUs). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

During the year ended December 31, 2022, the Company recorded goodwill impairment in the amount of $107,854, with respect to the CGU in Canada which is presented as part of discontinued operations (see also Note 21 below). During the year ended December 31, 2024, the Company recorded goodwill impairment in the amount of $495 related to Panaxia (see Note 19F2 below).

M.	Financial instruments

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Group classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Group’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

Debt instruments are measured at amortized cost when:

The Group’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

Equity instruments:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss. Dividends from investments in equity instruments are recognized in profit or loss when the right to receive the dividends is established.

Impairment of financial assets:

The Group evaluates at the end of each reporting period the loss allowance for financial debt instruments measured at amortized cost. The Group has short-term financial assets, principally trade receivables, in respect of which the Group applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses. The impairment loss, if any, is recognized in profit or loss with a corresponding allowance that is offset from the carrying amount of the assets.

Derecognition of financial assets:

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

2.	Financial liabilities:

Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Group measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss or when a contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies.

Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Group measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs incurred at initial recognition are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

Derecognition of financial liabilities:

Financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. Financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

N.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their best economic interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

O.	Provisions

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) resulting from past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects part or all the expense to be reimbursed, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in statement of operations net of any reimbursement.

The amount recognized as a provision should be the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The best estimate of the expenditure required to settle the present obligation is the amount that the Company would rationally pay to settle the obligation at the end of the reporting period or to transfer it to a third party at that time. Where the provision being measured involves a large population of items, the obligation is estimated by weighting all possible outcomes by their associated probabilities. Where a single obligation is being measured, the individual most likely outcome may be the best estimate of the provision.

P.	Issuance of a unit of securities

When multiple instruments are issued in a single transaction (package issuance), the total net proceeds from the transaction are allocated among the individual freestanding instruments identified. The allocation occurs after identifying all freestanding instruments and the subsequent measurement basis for those instruments.

Financial instruments that required to be subsequently measured at fair value are measured at fair value and the remaining consideration, if any, is allocated to instruments which eligible for equity classification.

Issuance costs allocated to financial instruments that required to be subsequently measured at fair value immediately expensed. Issuance costs allocated to instruments eligible for equity classification are recorded as a reduction of share premium.

Q.	Convertible debentures

Upon initial recognition of convertible debentures and similar instruments, the Company considers the provisions of IAS 32 in order to determine whether the transaction represents a compound financial instrument that includes financial liability component and an equity component, such when the conversion option is eligible for equity classification. In such cases. the Company applied 'split-accounting' in accordance with IAS 32 under which liability component of convertible debenture is measured first, at the fair value of a similar liability that does not have an associated equity conversion feature and the remaining proceeds are allocated to the equity component. Thereafter, the liability component is accounted for at amortized cost using the effective interest method and the amount allocated to the equity component is credited directly to equity and is not subsequently remeasured.

When the conversion option is not eligible for equity classification (such as the exercise price is not considered fixed) the transaction is accounted for as an hybrid contract that is based on a financial liability host with an embedded derivative (conversion option). In such cases, the embedded conversion option is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. The liability host of the convertible debenture is measured at the remaining amount, and in subsequent periods, the liability host is accounted for at amortized cost using the effective interest method.

R.	Put option granted to non-controlling interests

When the Group grants non-controlling interests a put option, the non-controlling interests are classified as financial liability and are not accorded to their share in the subsidiary's earnings. At each reporting date, the financial liability is measured based on the estimated present value of the consideration to be transferred upon the exercise of the put option based on the fair value of the consideration. Changes in the amount of liability are recorded within equity.

S.	Share-based payment transactions

The Group's employees and service providers are entitled to remuneration in the form of equity-settled share-based payments.

Equity-settled transactions

The cost of equity-settled transactions with employees, officers and directors is measured at the fair value of the equity instruments granted at the grant date. The fair value is determined by using an acceptable option pricing model.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period when the service conditions are to be satisfied, ending on the date the relevant employees become entitled to the award (the “Vesting Period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the Vesting Period has expired and the Group's best estimate of the number of equity instruments that will ultimately vest.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

T.	Loss per share

Loss per share is calculated by dividing the net loss attributable to equity holders of the Company by the weighted number of common shares outstanding during the period.

Potential common shares are included in the computation of diluted loss per share when their conversion increases loss per share from continuing operations. In computing diluted loss per share, basic loss per share is adjusted to reflect the potential dilution that could occur upon exercise of options and similar instruments using the “treasury stock method” and using the if-converted method with respect to convertible debentures, warrants derivative liabilities and pre-funded warrants, if the effect of each of such financial instruments is dilutive

Potential common shares that are converted during the period are included in diluted loss per share only until the conversion date and from that date in basic loss per share. The Company's share of losses of investees is included based on its share of losses per share of the investees multiplied by the number of shares held by the Company.

Shares to be issued upon exercise of financial instruments such as options, warrants, pre-funded warrants and conversion of convertible debentures, have been excluded from the calculation of the diluted net loss per share for all the reported periods for which net loss was reported because their effect was anti-dilutive.

U.	Treasury shares

The cost of the common shares held by the Company is deducted from the capital as a separate component under the "Treasury shares" section.

V.	Operating cycle

The operating cycle of the Company is one year.

W.	New standards, amendments and interpretations to existing standards that are effective and relevant to the Group's business activity

1.	Amendments to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

Commencing January 1, 2024, the Company applied an amendment to IAS 1 -Classification of Liabilities as Current or Non-current (the Amendments).

The amendments replace certain requirements for classifying liabilities as current or non-current. According to the amendments, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the amendments, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the amendments clarify that the conversion option of a liability will affect its classification as current or non-current, unless the conversion option is recognized as equity.

The implementation of the amendments did not have a material impact on the classification of liabilities in the statements of the Company’s financial position.

2.	Amendments to International Accounting Standard 7, Cash Flow Report, and International Financial Reporting Standard 7, Financial Instruments: Disclosures

As of January 2024, the Company is retroactively implementing the amendments to International Accounting Standard 7, Cash Flow Report, and International Financial Reporting Standard 7, Financial Instruments: Disclosures (the "Amendments"), in order to clarify the characteristics of supplier financing arrangements and to require additional disclosure of these arrangements.

The disclosure requirements in the amendments are intended to assist and enable users in the financial statements to examine the effects of supplier financing arrangements on the entity's liabilities as well as on its cash flow and the entity's exposure to liquidity risk.

In accordance with the Transition Provisions, the Company is not required to provide disclosures in any presented reporting periods prior to the commencement of the annual reporting period in the first application year.

The implementation of the amendments did not have a material impact on the Company’s statements of cash flow.

There are no other accounting pronouncements which have become effective from January 1, 2024 that have a significant impact on the Company’s financial statements.

X.	Disclosure of new standards in the period prior to their adoption

1.	IFRS 18, Presentation and Disclosure in Financial Statements

On April 9, 2024 the IASB published IFRS 18, which replaces IAS 1 ‘Presentation of Financial Statements’ with the objective to improve how information is communicated in an entity’s financial statements, particularly in the statement of profit or loss and in its notes to the financial statements.

The main changes that will apply to the financial statements with the implementation of IFRS 18, in relation to the presentation and disclosure instructions that apply today include the following:

◾
IFRS 18 changes the structure of the profit or loss report and includes three new defined categories: operating, investment and financing and adds two new interim summaries: operating profit and profit before financing and income taxes.

◾	IFRS 18 includes guidelines for providing disclosure on performance indicators defined by management (Management-defined performance measures).

◾
IFRS 18 provides guidelines regarding the aggregation and disaggregation of the information in the financial statements in relation to the question of whether information should be included in the main reports or in explanations and disclosures regarding items defined as "other".

◾	IFRS 18 includes amendments to other standards, including limited amendments to International Accounting Standard 7, Statement of Cash Flows.

IFRS 18 will become effective, in a retrospective manner, for annual reporting periods beginning on or after January 1, 2027. Early application of IFRS 18 is permitted.

The Company is examining the possible impact of the new standard on the financial statements, but at this stage it is unable to assess such an impact. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.

2.	Amendments to IAS 21, "The Effects of Changes in Foreign Exchange Rates"

In August 2023, the IASB issued "Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, "The Effects of Changes in Foreign Exchange Rates")" to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity's financial performance, financial position and cash flows.

The Amendments apply for annual reporting periods beginning on or after January 1, 2025. Earlier adoption is permitted, in which case, an entity is required to disclose that fact. When applying the Amendments, an entity should not restate comparative information.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.